STOCKHOLDERS’ EQUITY (Details Narrative) - USD ($)	11 Months Ended	12 Months Ended
	Nov. 30, 2024	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Accumulated Other Comprehensive Income (Loss) [Line Items]
Common stock, shares issued		33,336,729	9,674,497	8,118,737
Common stock, shares outstanding		33,336,729	9,674,497	8,118,737
Preferred stock, shares issued		1	1	1
Preferred stock, shares outstanding		1	1	1
Common stock, shares authorized		190,000,000	190,000,000	190,000,000
Preferred stock, shaes authorized		10,000,000	10,000,000	10,000,000
Proceeds from issuance of common stock		$ 1,595,750	$ 291,600	$ 489,875
Contractual compensation shares granted		376,667	420,000
Option issued		$ 41,938	$ 115,038	$ 104,140
Illiquidity discount		75.00%	75.00%
Expected dividend yield		0.00%	0.00%	0.00%
Expected volatility rate		241.00%	268.00%	295.00%
Expected volatility rate		312.00%	364.00%	372.00%
Risk-free interest rate		3.88%	3.42%	1.51%
Risk-free interest rate		4.64%	4.73%	4.05%
Issuance of warrants		$ 0	$ 0	$ 0
Apollo Resources Corporation [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Common stock, shares issued			2,122,175
Common stock, shares outstanding			2,122,175
Preferred stock, shares issued			1
Preferred stock, shares outstanding			1
Common stock, shares authorized			49,999,000
Proceeds from issuance of common stock	$ 4,950			525,000
Option issued			197,805
Issuance of warrants			$ 0	$ 0
Restricted Stock Units (RSUs) [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Number of share options granted during the period		790,168
Number of restricted share options granted time vest		516,471
Share-Based Compensation Arrangement by Share-Based Payment Award, Award Vesting Rights, Percentage		25.00%
Number of restricted stock Issued during period, value		$ 460,247
Minimum [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Stock price on date of grant		$ 0.74	$ 0.65	$ 0.80
Strike price		$ 0.01	$ 0.01	$ 0.01
Expected term		5 years	5 years	5 years
Maximum [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Stock price on date of grant		$ 1.00	$ 2.10	$ 1.20
Strike price		$ 1.00	$ 1.00	$ 1.00
Expected term		10 years	10 years	10 years
Officers and Directors [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Contractual compensation shares granted		210,000	420,000	420,000
Officers and Directors [Member] | Apollo Resources Corporation [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Contractual compensation shares granted			180,000
Series A Preferred Stock [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Preferred Stock, Voting Rights		the holders of Preferred A Stock being entitled to 51% of the total votes on all such matters regardless of the actual number of shares of Preferred A Stock then outstanding, and the holders of common stock are entitled to their proportional share of the remaining 49% of the total votes based on their respective voting power.
Series A Preferred Stock [Member] | Apollo Resources Corporation [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Preferred Stock, Voting Rights			the holders of Preferred A Stock being entitled to 51% of the total votes on all such matters regardless of the actual number of shares of Preferred A Stock then outstanding, and the holders of common stock are entitled to their proportional share of the remaining 49% of the total votes based on their respective voting power.
Issued and Authorized [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Common stock, shares authorized			40,000,000
Preferred stock, shaes authorized			6,148,212
Common Stock [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Number of shares new issues		3,009,162	827,180	1,853,626
Proceeds from issuance of common stock			$ 612,300	$ 489,875
Common Stock [Member] | Apollo Resources Corporation [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Number of shares new issues			525,750	150,175
Proceeds from issuance of common stock			$ 3,154,500